CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 3,533,611	$ 3,199,686
Investments	1,139,447	262,756
Receivables	3,376,411	3,430,006
Prepaid expenses	45,194	28,496
Total current assets	8,094,663	6,920,944
Non-current Assets
Restricted cash	771,434	359,172
Receivables	0	1,412,727
Property and equipment	450,278	471,704
Notes receivable	429,973	0
Investment in associated companies	7,578,989	4,992,823
Strategic investments	2,199,199	212,798
Exploration and evaluation assets	1,841,966	2,145,000
Royalty interest	21,943,743	25,831,152
Reclamation bonds	515,748	639,427
Goodwill	1,820,307	4,753,324
Other assets	104,484	104,484
Total non-current assets	37,656,121	40,922,611
TOTAL ASSETS	45,750,784	47,843,555
Current Liabilities
Accounts payable and accrued liabilities	749,865	577,265
Advances from joint venture partners	808,905	341,361
Total current liabilities	1,558,770	918,626
Non-current Liabilities
Deferred income tax liability	1,820,307	4,753,324
TOTAL LIABILITIES	3,379,077	5,671,950
SHAREHOLDERS' EQUITY
Capital stock	124,062,091	117,504,585
Commitment to issue shares	23,825	0
Reserves	22,668,535	21,656,380
Deficit	(104,382,744)	(96,989,360)
TOTAL SHAREHOLDERS' EQUITY	42,371,707	42,171,605
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 45,750,784	$ 47,843,555